Accrued Liabilities (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accrued Liabilities
Voyage and vessel expenses	$ 10,891,000	$ 4,579,000
Audit, legal and other general expenses	8,435,000	6,595,000
Interest including interest rate swaps	19,606,000	19,912,000
Payroll and benefits (note 17)	6,877,000	6,534,000
Income taxes payable and other	931,000	1,053,000
Total	46,740,000	38,672,000
Accrued Liabilities (Textual) [Abstract]
Accrued liabilities relates to crewing and manning costs payable	$ 3,600,000	$ 3,000,000